Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.      Significant accounting policies:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2012. There have been no material changes to these policies in the six-month period ended June 30, 2013, except for an additional accounting policy, which is as follows:

Gains/Losses on sale of subsidiary: Gains or losses that result from a loss of a controlling financial interest in a subsidiary are recorded in earnings and are classified as nonoperating gains and losses.